INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES

12. INVESTMENTS IN AFFILIATES

Investments accounted for under the equity method.

The movement of the investments in equity method company is as follows:

	As of December 31,
	2013	2014
	RMB	RMB
At beginning of year	27,983,709	86,368,746
Investment	84,000,000	-
share of (loss)/gain of affiliated companies	(25,614,963)	9,549,289
At end of year	86,368,746	95,918,035

On December 20, 2012, JinkoSolar signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. (“Jinchuan Group”), a Chinese state-owned enterprise, to jointly invest in and establish a company named Gansu Jintai Electronic Power Co., Ltd. (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic (“PV”) solar power plant in Jinchang, Gansu Province, China. JinkoSolar holds 28% equity interest in Gansu Jintai and accounts for its investment in Gansu Jintai using the equity method as JinkoSolar has the ability to exercise significant influence over the operating and financial policies of the investee. JinkoSolar's share of Gansu Jintai 's results of operations is included in equity (loss)/gain in affiliated companies in the Group's consolidated statements of operations, with an amount of RMB25,614,963 and RMB9,549,289 for the year ended December 31, 2013 and 2014, respectively.

Investments accounted for under the cost method

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gaisu province, China, for a consideration of RMB7,200,000. The Group accounted for the RMB7.2 million using the cost method of accounting.